Segment Information (Geographical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	$ 6,226	$ 4,277
Noncurrent Assets	16,995	17,290
CA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	1,464	1,510
Noncurrent Assets	3,995	3,791
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	4,328	2,348
Noncurrent Assets	12,257	12,724
BARBADOS
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	280	254
Noncurrent Assets	408	416
BAHAMAS
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	119	121
Noncurrent Assets	276	295
DOMINICA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, Total	35	44
Noncurrent Assets	$ 59	$ 64